Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2014
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15
Central Index Key	dei_EntityCentralIndexKey	0000278187
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 10, 2015
Prospectus Date	rr_ProspectusDate	Oct. 27, 2014